Loans and Borrowings (Details)			6 Months Ended		12 Months Ended
	Apr. 26, 2023 USD ($)	Jan. 17, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Jun. 30, 2024 CAD ($)	Jun. 30, 2024 EUR (€)	Dec. 31, 2023 CAD ($)	Oct. 13, 2023 USD ($)	Oct. 13, 2023 NIO (C$)	Sep. 27, 2023 USD ($)	Sep. 27, 2023 NIO (C$)	Aug. 18, 2023 USD ($)	Aug. 18, 2023 NIO (C$)	Apr. 26, 2023 EUR (€)	Jan. 17, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Nov. 14, 2022 USD ($)	Nov. 14, 2022 EUR (€)
Loans and Borrowings [Line Items]
Interest rate, percentage		1.00%	1.25%				1.25%	1.25%		18.00%	18.00%	18.00%	18.00%	18.00%	18.00%		1.00%
Interest expense from loan			$ 124,205
Loan received										$ 29,258	C$ 40,000	$ 2,219	C$ 3,000	$ 17,714	C$ 24,000					$ 30,224	€ 25,000
Accrued interest			1,010,892		$ 1,420,963
Short Term Loans [Member]
Loans and Borrowings [Line Items]
Loan amount					$ 875,016
Interest rate, percentage					3.00%				3.00%
Short term loan					$ 918,198
Long Term Loans [Member]
Loans and Borrowings [Line Items]
Loan amount					$ 2,497,155
Interest rate, percentage					3.00%				3.00%
Short term loan			2,455,890
Other Loans [Member]
Loans and Borrowings [Line Items]
Interest rate, percentage					7.00%				7.00%
Interest expense from loan			4,315
Loan received		$ 48,666	65,282		$ 65,507		$ 87,133		$ 105,000								€ 45,000	$ 30,224	€ 25,000
Unsecured loan bears interest (in Euro) | €																			€ 200
unsecured loan, maturity date						Jan. 31, 2023
Late fees payment | €						€ 200
Accrued interest					83,325
Other Loans [Member] | Holigen [Member]
Loans and Borrowings [Line Items]
Loan received			133,815		137,834			€ 124,890
Former related party [Member] | Other Loans [Member]
Loans and Borrowings [Line Items]
Interest rate, percentage		0.75%															0.75%
Interest expense from loan			9,224		125,013
unsecured loan, maturity date		Feb. 01, 2023
Late fees payment			$ 15,431
Compounding interest rate of fees		1.00%
Accrued interest					$ 96,475
Arm’s Length [Member] | Other Loans [Member]
Loans and Borrowings [Line Items]
Interest rate, percentage	4.00%		7.00%		18.00%		7.00%	7.00%	18.00%							4.00%
Interest expense from loan			$ 6,920
Loan received	$ 551,399				$ 77,450				$ 86,880							€ 500,000
unsecured loan, maturity date	May 17, 2023
Accrued interest			133,153		$ 65,820
Director [Member] | Other Loans [Member]
Loans and Borrowings [Line Items]
Interest rate, percentage					18.00%				18.00%
Interest expense from loan			4,415
Loan received					$ 49,192				$ 67,000
Accrued interest			55,764		$ 53,201
Arm’s Length Parties [Member] | Other Loans [Member]
Loans and Borrowings [Line Items]
Accrued interest			$ 87,618